Commitments, Contingencies and Off-Balance Sheet Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2020
Future minimum lease payments	$ 72.2		$ 75.0
Third Party Credit Card Theft
Credit card theft, loss	2.6	$ 2.6
Real Estate
Future minimum lease payments	$ 24.7		$ 25.0